Concentrations (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentrations (Details) [Line Items]
Percentage of total sales			10.00%	98.60%
Concentration risk percentage	100.00%
Total revenue
Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%
One Licensee [Member] | Total revenue
Concentrations (Details) [Line Items]
Concentration risk percentage	100.00%